CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 7,429	$ 9,829
Bank Deposit	0	2,366
Restricted bank deposit	26	57
Accounts receivable, net of allowance for doubtful accounts of $8,697 as of June 30, 2026 and December 31, 2025, respectively	17,074	15,045
Other current assets	2,382	2,566
Inventories, net	3,538	2,209
Patents	5,283	5,283
Total current assets	35,732	37,355
LONG-TERM ASSETS
Long term trade receivables, net of credit losses allowance of $6,816 and $6,816, as of June 30, 2026 and December 31, 2025, respectively	12,882	9,614
Property and equipment, net	2,876	3,023
Other intangible assets, net	6,010	5,791
Goodwill	7,026	7,026
Other Long-term assets	11,561	5,570
Total Long-Term assets	40,355	31,024
TOTAL ASSETS	76,087	68,379
CURRENT LIABILITIES
Trade payables	2,346	1,151
Employees and payroll accruals	1,490	1,632
Accrued expenses and other liabilities	564	345
Deferred revenue	348	778
Short-term Operating Lease Liabilities	673	425
Short-term loan and other	797	359
Total current liabilities	6,218	4,690
LONG-TERM LIABILITIES
Long-term loan	19,341	18,713
Other long-term liabilities	382	382
Operating lease liabilities	2,349	1,082
Total non-current liabilities	22,072	20,177
SHAREHOLDERS' EQUITY:
Ordinary shares	74,824	74,823
Additional paid-in capital	73,080	71,228
Accumulated deficit	(100,107)	(102,539)
Total shareholders' equity	47,797	43,512
Total Liabilities and Shareholders' Equity	$ 76,087	$ 68,379